Summary of Significant Accounting Policies - Additional Information (Details)			11 Months Ended	12 Months Ended
	Feb. 23, 2022 USD ($)	Jan. 31, 2021 USD ($) ReportingSegment shares	Dec. 31, 2021 USD ($) ReportingSegment OperatingSegment shares	Dec. 31, 2021 USD ($) shares	Jan. 31, 2021 USD ($) shares	Dec. 31, 2020 USD ($) shares
Summary Of Significant Accounting Policies [Line Items]
Federal depository insurance coverage			$ 250,000	$ 250,000
Cash equivalents			0	0		$ 0
Stock-based compensation expense	$ 0
Unrecognized tax benefits			0	0		0
Unrecognized tax benefits, accrued for interest and penalties			$ 0	$ 0		$ 0
Rigetti Computing, Inc [Member]
Summary Of Significant Accounting Policies [Line Items]
Ordinary shares, issued | shares		23,153,127	23,153,127	23,153,127	23,153,127
Ordinary shares, outstanding | shares		21,071,085	21,071,085	21,071,085	21,071,085
Stock-based compensation expense			$ 1,765,371		$ 2,592,038
Unrecognized tax benefits		$ 4,672,209	$ 4,672,209	$ 4,672,209	4,672,209
Underwriter options exercised | shares				1,785,242
Number of operating segments | OperatingSegment			1
Number of reporting segments | ReportingSegment			1
Deferred offering costs			$ 3,448,470	$ 3,448,470
Number of reporting unit | ReportingSegment		1
Goodwill, impairment loss			$ 0		0
Capitalized contract cost, Judgment			The Company has elected to treat shipping and handling activities related to contracts with customers as fulfillment costs, and not as separate performance obligations, and accrues the related costs when the related revenue is recognized.
Revenue, Information used to allocate transaction price			the transaction price is allocated on a relative standalone selling price basis to each performance obligation. The Companytypically determines standalone selling price based on observable selling prices of its products and services. In instances where standalone selling price is not directly observable, standalone selling price is determined using information that may include market conditions and other observable inputs. Standalone selling price is typically established as a range. In situations in which the stated contract price for a performance obligation is outside of the applicable standalone selling price range and has a different pattern of transfer to the customer than the other performance obligations in the contract, the Company will reallocate the total transaction price to each performance obligation based on the relative standalone selling price of each.
Revenue, Information used to assess variable consideration constraint			is included only to the extent it is probable that a significant reversal of cumulative revenue recognized will not occur when the uncertainty associated with the variable consideration is subsequently resolved.
Revenue, Judgment			Judgment is required to determine the standalone selling price for each renewal option to determine whether the renewal pricing is reflective of standalone selling price or is reflective of a discount that would provide the customer with a material right.
Revenue, Performance obligation, Payment term		30 days
Revenue, Performance obligation, Description of returns and other similar obligations			The Company does not offer rights of return for its products and services in the normal course of business
Revenue, Performance obligation, Description of warranty				contracts generally do not include service-type warranties that provide any incremental service to the customer beyond providing assurance that the goods and services conform to applicable specifications or customer-specific or subjective acceptance provisions
Capitalized computer software, Net		$ 0	$ 0	$ 0	0
Impairment of long lived assets			$ 0		0
Recognized income tax positions measurement amount as a percentage of being realized			50.00%	50.00%
Rigetti Computing, Inc [Member] | Series B Two Redeemable Convertible Preferred Stock [Member]
Summary Of Significant Accounting Policies [Line Items]
Defined contribution plan, Employer discretionary contribution amount					$ 0
Rigetti Computing, Inc [Member] | Four Hundred And One K Defined Contribution Plan [Member]
Summary Of Significant Accounting Policies [Line Items]
Defined contribution plan, Employer discretionary contribution amount			$ 0
Rigetti Computing, Inc [Member] | Customer Concentration Risk [Member] | Accounts Receivable [Member] | Three Customers [Member]
Summary Of Significant Accounting Policies [Line Items]
Concentration Risk, Percentage			99.00%
Rigetti Computing, Inc [Member] | Customer Concentration Risk [Member] | Accounts Receivable [Member] | One Customer [Member]
Summary Of Significant Accounting Policies [Line Items]
Concentration Risk, Percentage					87.00%
Rigetti Computing, Inc [Member] | Customer Concentration Risk [Member] | Revenue [Member] | Three Customers [Member]
Summary Of Significant Accounting Policies [Line Items]
Concentration Risk, Percentage					78.00%
Rigetti Computing, Inc [Member] | Customer Concentration Risk [Member] | Revenue [Member] | Five Customers [Member]
Summary Of Significant Accounting Policies [Line Items]
Concentration Risk, Percentage			97.00%
Rigetti Computing, Inc [Member] | Minimum [Member] | Customer Concentration Risk [Member] | Accounts Receivable [Member]
Summary Of Significant Accounting Policies [Line Items]
Concentration Risk, Percentage			10.00%		10.00%
Rigetti Computing, Inc [Member] | IT hardware [Member]
Summary Of Significant Accounting Policies [Line Items]
Property, plant and equipment, Estimated useful lives		three years
Rigetti Computing, Inc [Member] | Quantum computing fridges [Member] | Maximum [Member]
Summary Of Significant Accounting Policies [Line Items]
Property, plant and equipment, Estimated useful lives		ten years
Rigetti Computing, Inc [Member] | Quantum computing fridges [Member] | Minimum [Member]
Summary Of Significant Accounting Policies [Line Items]
Property, plant and equipment, Estimated useful lives		3 years
Rigetti Computing, Inc [Member] | Process equipment [Member]
Summary Of Significant Accounting Policies [Line Items]
Property, plant and equipment, Estimated useful lives		seven years
Rigetti Computing, Inc [Member] | Furniture and Fixtures [Member]
Summary Of Significant Accounting Policies [Line Items]
Property, plant and equipment, Estimated useful lives		three years
ASU 2020-06
Summary Of Significant Accounting Policies [Line Items]
Change in accounting principle, accounting standards update, adopted [true false]			true	true
Change in accounting principle, accounting standards update, adoption date			Jan. 01, 2021	Jan. 01, 2021
Change in accounting principle, accounting standards update, immaterial Effect [true false]			true	true
Initial Public Offering and Private Placement
Summary Of Significant Accounting Policies [Line Items]
Number of shares purchased in calculation of diluted loss per share | shares				13,075,000
Class A Ordinary Shares
Summary Of Significant Accounting Policies [Line Items]
Ordinary shares subject to possible redemption | shares				34,500,000
Ordinary shares, issued | shares						0
Ordinary shares, outstanding | shares			34,500,000	34,500,000		0
Class B Ordinary Shares
Summary Of Significant Accounting Policies [Line Items]
Ordinary shares, issued | shares			8,625,000	8,625,000		8,625,000
Ordinary shares, outstanding | shares			8,625,000	8,625,000		8,625,000
Class B Ordinary Shares | Rigetti Computing, Inc [Member]
Summary Of Significant Accounting Policies [Line Items]
Ordinary shares, issued | shares			0	0
Class B Ordinary Shares | Over-Allotment Option
Summary Of Significant Accounting Policies [Line Items]
Underwriter options exercised | shares				1,125,000